Leases	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Leases

Note 12. Leases

During 2020, the activity in the consolidated right-of-use assets reported in our financial statements was as follows:

	Land and
	buildings		Other (1)	Total
Cost as of January 1,2020	Ps.	51,926	758	52,684
Additions		6,478	1,504	7,982
Additions from business combinations		1,414	351	1,765
Disposals (2)		(2,190)	(114)	(2,304)
Remeasurements		3,749	84	3,833
Depreciation		(8,138)	(491)	(8,629)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(475)	(109)	(584)
Right-of-use assets, net as of December 31, 2020	Ps.	52,764	1,983	54,747
(1)	Other assets mainly include transportation equipment and servers.
(2)	Includes Specialty’s disposal for an amount of Ps. 690.

As of December 31, 2020, the lease liabilities are integrated as follows:

	December 31, 2020
Maturity analysis – contractual undiscounted cash flows
Less than one Year	Ps.	11,511
One to five years		36,172
Five to ten years		27,088
More than ten years		13,823
Total undiscounted lease liabilities at December 31		88,594
Lease liabilities included in the statement of financial position at December 31		58,308
Current		6,772
Non-Current	Ps.	51,536

As December 31, 2020, the weighted average incremental borrowing rate was 9.49%.

The interest expense for leases reported in the income statement for the year ended December 31, 2020 was Ps. 5,075.

The expense relating to short-term leases and leases of low-value assets for the year ended December 31, 2020 was Ps. 508.

For the year ended December 31, 2020, the amounts recognized in the consolidated statement of cash flows related to leases is Ps. 9,810.

As of December 31, 2020, the accumulated amount of concessions, decreases or cancellations for rent, which arose as a direct consequence of COVID-19 were not material. The Company applied the practical expedient to all decreases that met the criteria of the amendment to IFRS 16 effective as of June 1, 2020.

During 2019, the activity in the consolidated right-of-use assets reported in our financial statements was as follows:

	Land and
	buildings		Other (1)	Total
Cost as of January 1,2019	Ps.	49,112	1,108	50,220
Additions		7,406	96	7,502
Additions from business combinations		2,187	—	2,187
Disposals		(827)	(5)	(832)
Remeasurements		2,299	(9)	2,290
Depreciation		(7,492)	(401)	(7,893)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(759)	(31)	(790)
Right-of-use assets, net as of December 31, 2019	Ps.	51,926	758	52,684
(1)	Other assets mainly include transportation equipment and servers.

As of December 31, 2019, the lease liabilities are integrated as follows:

	December 31, 2019
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	10,655
One to five years		40,262
Five to ten years		24,053
More than ten years		11,884
Total undiscounted lease liabilities at December 31		86,854
Lease liabilities included in the statement of financial position at December 31		54,679
Current		7,387
Non-Current	Ps.	47,292

As December 31, 2019, the weighted average incremental borrowing rate was 10.18%.

The interest expense for leases reported in the income statement for the year ended December 31, 2019 was Ps. 4,774.

The expense relating to short-term leases and leases of low-value assets for the year ended December 31, 2019 was Ps. 430.

For the year ended December 31, 2019, the amounts recognized in the consolidated statement of cash flows related to leases is Ps. 8,848.

12.1 Land and buildings leases

The Company leases land for constructions of its retail stores mainly and some buildings for its office space. The leases of retail stores typically run for an average useful life of 15 years, and leases of office space for three to five years. Some leases include an option to renew the lease for additional period at the end of the contract term.

Some leases provide for additional rent payments that are based on changes in the National Consumer and Price Index, or sales that the Company makes at the leased store in the period.

Variable lease payments based on sales

Some leases of retail stores contain variable lease payments that are based on sales that the Company makes at the store. Variable rental payments were not significant for the year ended December 31, 2020.

The Company expects the relative proportions of fixed and variable lease payments to remain broadly consistent in future years.

Extension options

Some leases of office buildings, cellars and retail stores contain extension options exercisable by the Company up to one year before the end of the non-cancellable contract period. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by FEMSA and not by the lessor, in other words, the lessee has the unilateral right to exercise the extension option. The Company assesses at lease commencement whether it is reasonably certain to exercise the extension options. FEMSA reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. Except for some business units, FEMSA consider that the “reasonably certain” criteria is met when a new lease contract is signed by both, the Company and the lessor, which usually occurs within a short period of the expiration of the current lease term. Extension options on leases do not represent a significant impact on the right-of-use assets at December 31, 2020.

12.2 Other leases

The Company leases vehicles, servers and equipment, with lease terms from three to five years. In some cases, the Company has options to purchase the assets at the end of the contract term. At the commencement date, the Company does not expect to exercise the purchase option.

FEMSA also leases IT equipment and machinery with contract terms from one to three years. These leases are short-term and/or leases of low-value items. The Company has elected not to recognize right-of-use assets and lease liabilities for these types of leases.